Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Increase (decrease) in valuation allowance	$ 4,100,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0	$ 0
Unrecognized tax benefit offset by change in valuation allowance	964,000
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	500,000
U.S. Federal Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	129,800,000
U.S. Federal Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	1,200,000
State Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	51,400,000
State Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	798,000
Foreign Tax Authority [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 264,000